LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease agreements
Rent expense	$ 17,257	$ 37,580	$ 195,060	$ 210,265	$ 469,482	$ 945,216	$ 816,790
Security deposit	19,500
Right of use asset, net		$ 339,085		$ 339,085		102,349
Accounting Standards Update 2016-02
Operating lease agreements
Right of use asset, net	$ 250,244
Discount rate	6.00%
Stateside
Operating lease agreements
Maximum Rent base						9,000
Minimum Rent base						$ 3,100